COMMITMENTS, CONTINGENCIES AND GUARANTEES - Contingencies (Details) $ in Millions	Dec. 31, 2020 CAD ($)
COMMITMENTS, CONTINGENCIES AND GUARANTEES
Maximum potential amount payable under indemnification agreements	$ 125